Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Identified intangible assets
Carrying Amount	$ 60,697	$ 60,697
Accumulated Amortization	59,900	57,511
Total identified intangibles, Net	797	3,186
Amortization expense	2,389	4,633	4,651
Estimated amortization expense for each of the five succeeding fiscal years and thereafter
2015	452
2016	295
2017	25
2018	25
Total	797
Changes in carrying amount of goodwill	0	0
Core deposit premium
Identified intangible assets
Carrying Amount	58,675	58,675
Accumulated Amortization	58,379	56,298
Total identified intangibles, Net	296	2,377
Identified intangible (contract rights)
Identified intangible assets
Carrying Amount	2,022	2,022
Accumulated Amortization	1,521	1,213
Total identified intangibles, Net	$ 501	$ 809